Annual Total Returns (Bar Chart) (Invesco International Small Company Fund, Institutional Class, Invesco International Small Company Fund)	12 Months Ended
May 02, 2011
Invesco International Small Company Fund | Institutional Class, Invesco International Small Company Fund
Annual Total Return
'06	38.73%
'07	17.85%
'08	(54.02%)
'09	66.56%
'10	26.20%